Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 194	$ 177
Provision for credit losses
Originations	36	32
Maturities	(39)	(46)
Changes in risk, parameters and exposures	46	45
Write-offs	(50)	(32)
Recoveries	11	9
Exchange rate and other	(4)	9
Balance at end of period	194	194
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	88
Provision for credit losses
Transfers to Stage 1	39	27
Transfers to Stage 2	(14)	(17)
Transfers to Stage 3	(1)	(1)
Originations	36	32
Maturities	(18)	(22)
Changes in risk, parameters and exposures	(48)	(43)
Exchange rate and other	3	9
Balance at end of period	70	73
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	55
Provision for credit losses
Transfers to Stage 1	(39)	(27)
Transfers to Stage 2	14	17
Transfers to Stage 3	(10)	(4)
Maturities	(21)	(24)
Changes in risk, parameters and exposures	44	50
Exchange rate and other	5	6
Balance at end of period	66	73
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	48	34
Provision for credit losses
Transfers to Stage 3	11	5
Changes in risk, parameters and exposures	50	38
Write-offs	(50)	(32)
Recoveries	11	9
Exchange rate and other	(12)	(6)
Balance at end of period	$ 58	$ 48